Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of financial liabilities [abstract]
Accounts payable, accrued expenses, and other items	$ 4,717	$ 4,958
Accrued interest	1,262	1,283
Accrued salaries and employee benefits	2,163	3,344
Cheques and other items in transit	1,580	454
Current income tax payable	37	84
Deferred tax liabilities	187	175
Defined benefit liability	2,062	1,747
Liabilities related to structured entities	6,368	5,627
Provisions	1,515	1,502
Total	$ 19,891	$ 19,174